Expense Example - Class R and Class R4 - Transamerica International Growth	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years
USD ($)	107	334	579	1,283	131	409	708	1,556